Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		$ 1,586.9	$ 1,802.9
Gain (loss) to net income from derivative instruments		(34.0)	10.9
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		1,036.9	540.8
Foreign exchange contracts | Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		158.0	0.0
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(6.5)	(14.0)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(0.9)	$ (8.1)
Foreign currency fair value hedge gain (loss) to be reclassified during next 12 months		$ (6.2)